4. Loans Payable (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of related party advances
Balance December 31, 2016	$–
Cash additions	–
Expense additions	46,618
Cash payments	(39,161)
Balance December 31, 2017	$7,457

Schedule of notes payable
Balance December 31, 2016	$20,000
Cash additions	50,000
Expense additions	–
Cash payments	(70,000)
Balance December 31, 2017	$–

Schedule of convertible notes payable
Balance December 31, 2016, net of discount	$67,345
Conversions	–
Cash payments	(240,000)
Amortization of debt discount	172,655
Balance December 31, 2017	$–